Interest in Master Trust - Schedule of Net Investment Gain (Details) - EBP 019 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net investment income	$ 41,056,662	$ 26,764,951
Plan's interest in the Master Trust investment income	41,056,662	26,764,951
Master Trust
EBP, Master Trust [Line Items]
Interest and dividend income	6,499,499	9,000,268
Total net realized and unrealized appreciation in fair value of investments	165,306,458	112,791,494
Net investment income	$ 171,805,957	$ 121,791,762